Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Loans Receivable

As of December 31, 2011 and 2010, the Company's loans receivable, including accrued interest and net of origination fees and loan losses, are comprised primarily of first and second mortgage loans and mezzanine loans on real estate aggregating $66,619 and $88,937, respectively. The loans bear interest, including imputed interest, at rates ranging from 4.6% to 16.0% and mature at various dates between 2012 and 2022.
In the second quarter of 2011, the Company, through a lender subsidiary, made a $10,000 mezzanine loan secured by a 100% pledge of all equity interests in the entities which own two, to-be-constructed distribution facilities. The loan was scheduled to mature in June 2013 and had an interest rate of 15.0% for the first year and 18.5% for the second year. The loan, along with all accrued interest and yield maintenance premium, was fully satisfied in November 2011.
During the first quarter of 2011, the Company, through a lender subsidiary, loaned $3,003 to the buyer in connection with the sale for $3,650 of a vacant industrial property. The loan is secured by the property, bears interest at 7.8% and matures in January 2013.
During 2011 and 2010, the Company, through a lender subsidiary, made a mortgage loan to an entity which owns an office building in Schaumburg, Illinois, which had an outstanding balance of $21,515 at December 31, 2011 and bore interest at 15%. This mortgage loan had a maturity date of January 15, 2012 but could have been extended one additional year by the borrower for a 50 basis point fee. The property is net-leased from January 1, 2011 through December 31, 2022 for an average annual rent of $3,968. The lender subsidiary may be obligated to lend an additional $12,199 for tenant improvement costs. Subsequent to December 31, 2011, the borrower defaulted on the loan. The Company believes the office building has an estimated fair value in excess of the Company's investment and the Company has initiated foreclosure proceedings.
During 2010, the Company, through a lender subsidiary, made a $17,000 loan to entities which, collectively, owned five medical facilities. The loan (i) was guaranteed by a parent entity and principal, (ii) was principally secured by either ownership pledges for, second mortgage liens or mortgage liens against the medical facilities, (iii) matured in December 2011 and (iv) requires payments of interest only at a rate of 14.0% through February 2011 and 16.0% thereafter. The lender subsidiary received aggregate prepayments of $7,500 in December 2010 and February 2011, and the remaining $9,500 in December 2011.

The Company has two types of financing receivables: loans receivable and a capitalized financing lease. The Company determined that its financing receivables operate within one portfolio segment as they are both within the same industry and use the same impairment methodology. The Company's loans receivable are secured by commercial real estate assets and the capitalized financing lease is for a commercial office property located in Greenville, South Carolina. In addition, the Company assesses all financing receivables for impairment, when warranted, based on an individual analysis of each receivable.

The Company's financing receivables operate within one class of financing receivables as these assets are collateralized by commercial real estate and similar metrics are used to monitor the risk and performance of these assets. The Company's management uses credit quality indicators to monitor financing receivables such as quality of collateral, the underlying tenant's credit rating and collection experience. As of December 31, 2011, the financing receivables were performing as anticipated and there were no significant delinquent amounts outstanding.

During 2010, the Company recorded a loan loss of $3,756 on a loan receivable secured by the property in Wilsonville, Oregon. In October 2010, the Company entered into a loan modification agreement with the borrower. In accordance with the terms of the modification agreement, in addition to other provisions, monthly payments were adjusted to interest only through maturity, the maturity was accelerated from July 2015 to December 2012 and the Company agreed to a discounted payoff prior to maturity. During 2011, the borrower defaulted on the loan and the Company completed a deed-in-lieu of foreclosure; accordingly the property is now included in real estate in the accompanying Consolidated Balance Sheet as of December 31, 2011.

During 2009, the Company agreed to the discounted payoff of two loans receivable with an aggregate carrying value of $4,950. The Company wrote the loans receivable down to the aggregate agreed-upon discounted payoff amount of $3,865, which approximated fair value and recognized a loan loss reserve of $1,085 during 2009.